Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographic Area Information [Line Items]
Revenues	$ 7,283,767	$ 7,274,344	$ 6,280,192
Long-Lived Assets	1,337,251	1,189,475
United States [Member]
Geographic Area Information [Line Items]
Revenues	6,540,646	6,578,897	5,636,929
Long-Lived Assets	1,150,736	1,009,188
Canada [Member]
Geographic Area Information [Line Items]
Revenues	374,659	389,119	386,780
Long-Lived Assets	167,314	164,284
Latin America and Caribbean [Member]
Geographic Area Information [Line Items]
Revenues	368,462	306,328	$ 256,483
Long-Lived Assets	$ 19,201	$ 16,003